Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Property Plant and Equipment
Oil and Gas assets/Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2018	$10,463	$173	$10,636
Capital expenditures	167	1	168
Acquisitions	1	—	1
Dispositions	(10)	—	(10)
Net decommissioning dispositions (1)	(19)	—	(19)

Balance at December 31, 2018	$10,602	$174	$10,776
Capital expenditures	102	1	103
Dispositions	(52)	—	(52)
Transfer to assets held for sale	(423)	—	(423)
Net decommissioning dispositions (1)	(16)	—	(16)

Balance at December 31, 2019	$10,213	$175	$10,388

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2018	$7,695	$122	$7,817
Depletion and depreciation	274	14	288
Impairments	107	—	107
Dispositions	(10)	—	(10)

Balance at December 31, 2018	$8,066	$136	$8,202
Depletion and depreciation	221	15	236
Impairments	658	—	658
Transfers to asset held for sale	(346)	—	(346)
Dispositions	(41)	—	(41)

Balance at December 31, 2019	$8,558	$151	$8,709

Net book value

	As at December 31
	2019	2018
Total	$1,679	$2,574

Disclosure of Benchmark Prices Used in Impairment Tests
The following table outlines benchmark prices and assumptions, based on the Company’s independent reserve evaluators forecasts (Sproule
Associates Limited), used in completing the impairment tests as at December 31, 2019.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2020	$61.00	$2.04	$0.76	0%
2021	65.00	2.27	0.77	1%
2022	67.00	2.81	0.80	2%
2023	68.34	2.89	0.80	2%
2024	69.71	2.98	0.80	2%
2025 – 2030	$74.75	$3.28	$0.80	2%
Thereafter (inflation percentage)	2%	2%	—	2%

Summary of Right of Use Assets
The following table includes a break-down of the categories for right-of-use
assets:

Cost

	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$15	$17	$3	$2	$37
Additions (Terminations)	(2)	—	1	—	(1)

Balance, December 31, 2019	$13	$17	$4	$2	$36

Accumulated amortization
	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—
Amortization	3	6	1	—	10

Balance, December 31, 2019	$3	$6	$1	$—	$10

	As at December 31
Net book value	2019	2018
Total	$26	$—

Summary of Property Plant Equipment And Right Of Use Assets
Total PP&E including Oil and Gas assets,
Facilities, Corporate Assets and
Right-of-use
 assets is as follows:

	As at December 31
PP&E	2019	2018
Oil and Gas assets, Facilities, Corporate Assets	$1,679	$2,574
Right-of-use assets	26	—

Total	$1,705	$2,574